SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost		$ 294,983	$ 350,714
Less - accumulated depreciation		(228,402)	(252,800)
Total property and equipment, net	$ 51,322	66,581	97,914
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		30,471	30,471
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost		21,417	21,417
Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost		213,677	213,677
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 29,418	$ 85,149